Infrastructure Capital Bond Income ETF
Schedule of Investments
August 31, 2026 (Unaudited)

CORPORATE BONDS - 71.1%	Par	Value
Agricultural Operations - 2.9%
Land O' Lakes, Inc.
8.00%, Perpetual Maturity (Callable 10/01/2026) (a)	$ 1,203,000	$ 1,203,000
7.25%, Perpetual Maturity (Callable 04/04/2027) (a)(b)	756,000	695,520
7.00%, Perpetual Maturity (Callable 09/18/2028) (a)	1,071,000	953,190
		2,851,710

All Other Business Support Services - 2.5%
Crescent Energy Finance LLC, 7.38%, 01/15/2033 (Callable 07/15/2027) (a)(b)	2,429,000	2,481,717

Automobiles - 2.1%
Ford Motor Co., 7.70%, 05/15/2097 (b)	319,000	325,169
General Motors Financial Co., Inc., 5.75% to 09/30/2027 then 3 mo. SOFR + 3.60%, Perpetual Maturity (Callable 09/30/2027) (a)(b)(c)	1,695,000	1,688,285
		2,013,454

Banks - 4.9%
BW Real Estate, Inc., 9.50% to 03/30/2030 then 5 yr. CMT Rate + 5.40%, Perpetual Maturity (Callable 03/30/2030) (a)(b)(c)(d)	2,998,000	3,029,260
Citizens Financial Group, Inc., 6.75% to 10/06/2031 then 5 yr. CMT Rate + 2.38%, Perpetual Maturity (Callable 10/06/2031) (b)(c)	1,795,000	1,777,451
		4,806,711

Broadline Retail - 3.5%
Kohl's Corp.
6.00%, 01/15/2033 (b)	2,360,000	2,057,538
5.55%, 07/17/2045 (Callable 01/17/2045) (b)	1,968,000	1,349,834
		3,407,372

Capital Markets - 1.6%
FS KKR Capital Corp., 7.50%, 08/01/2031 (Callable 05/01/2031)	1,500,000	1,529,138

Chemicals - 5.1%
Chemours Co., 8.00%, 01/15/2033 (Callable 01/15/2028) (a)(b)(d)	3,140,000	3,101,447
FMC Corp., 8.45% to 11/01/2030 then 5 yr. CMT Rate + 4.37%, 11/01/2055 (Callable 08/01/2030) (b)(c)	2,506,000	1,850,782
		4,952,229

Electric Utilities - 1.5%
NRG Energy, Inc., 10.25% to 03/15/2028 then 5 yr. CMT Rate + 5.92%, Perpetual Maturity (Callable 03/15/2028) (a)(b)(c)	1,357,000	1,443,590

Energy - 3.0%
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual Maturity (Callable 09/30/2029) (a)(c)(d)	2,855,000	2,891,110

Financials - 2.4%
SBL Holdings, Inc., 6.50% to 11/13/2026 then 5 yr. CMT Rate + 5.62%, Perpetual Maturity (Callable 11/13/2026) (a)(c)(d)	2,623,000	2,383,988

Health Care REITs - 1.0%

Alexandria Real Estate Equities, Inc., 7.25% to 02/15/2032 then 5 yr. CMT Rate + 2.89%, 02/15/2057 (Callable 11/18/2031) (c)	1,000,000	999,512

Household Durables - 2.5%
Newell Brands, Inc., 7.50%, 04/01/2046 (Callable 10/01/2045) (b)	2,636,000	2,459,818

Independent Power and Renewable Electricity Producers - 2.0%
AES Corp., 6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055 (Callable 04/15/2030) (b)(c)	2,007,000	1,980,448

Insurance - 0.9%
Lincoln National Corp., 6.36% (3 mo. Term SOFR + 2.62%), 05/17/2066 (Callable 09/16/2026) (b)	1,144,000	905,339

IT Services - 3.5%
CoreWeave, Inc.
9.75%, 10/01/2031 (Callable 10/01/2028) (a)(b)	2,763,000	2,472,023
9.63%, 07/15/2032 (Callable 07/15/2029) (a)	1,125,000	993,352
		3,465,375

Media - 1.2%
Paramount Global, 6.25% to 02/28/2027 then 3 mo. SOFR + 3.90%, 02/28/2057 (Callable 02/28/2027) (b)(c)	1,526,000	1,185,859

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 3.6%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.83%, 10/23/2055 (Callable 04/23/2055) (b)(d)	3,364,000	3,026,108
Discovery Global Holdings, Inc., 5.39%, 03/15/2062 (Callable 09/15/2061) (b)	931,000	516,705
		3,542,813

Miscellaneous Financial Investment Activities - 2.1%
PPL Capital Funding, Inc., 6.66% (3 mo. Term SOFR + 2.93%), 03/30/2067 (Callable 10/01/2026) (b)	2,109,000	2,082,215

Mortgage REITs - 3.1%
Rithm Capital Corp., 8.00%, 04/01/2029 (Callable 09/11/2026) (a)(b)(d)	2,965,000	3,007,316

Offices of Real Estate Agents and Brokers - 2.8%
Arbor Realty SR, Inc., 7.88%, 07/15/2030 (Callable 01/15/2030) (a)(b)	2,959,000	2,782,476

Oil, Gas & Consumable Fuels - 5.4%
Kosmos Energy Ltd., 7.50%, 03/01/2028 (Callable 10/01/2026) (a)	51,000	50,995
Plains All American Pipeline LP, 8.11% (3 mo. Term SOFR + 4.37%), Perpetual Maturity (Callable 10/01/2026) (a)(b)(c)	2,476,000	2,482,594
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual Maturity (Callable 09/18/2030) (a)(b)(c)(d)	2,629,000	2,713,522
		5,247,111

Petroleum Bulk Stations and Terminals - 2.5%
Genesis Energy LP / Genesis Energy Finance Corp., 7.88%, 05/15/2032 (Callable 05/15/2027) (b)	2,363,000	2,453,588

Pipeline Transportation of Crude Oil - 1.2%
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (Callable 09/11/2026) (a)(b)	1,177,000	1,221,517

Support Activities for Oil and Gas Operations - 2.1%
Talos Production, Inc., 9.38%, 02/01/2031 (Callable 02/01/2027) (a)(b)	1,911,000	2,027,047

Telecommunications Resellers - 2.2%
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (Callable 09/11/2026) (a)(b)	2,134,000	2,109,009

Trust, Fiduciary, and Custody Activities - 3.0%
ILFC E-Capital Trust II, 6.73% (N/A), 12/21/2065 (Callable 10/01/2026) (a)(b)(d)	3,306,000	2,958,847

Wireless Telecommunication Services - 2.5%
Vodafone Group PLC, 5.13% to 06/04/2051 then 5 yr. CMT Rate + 3.07%, 06/04/2081 (Callable 12/04/2050) (b)(c)	3,305,000	2,448,153
TOTAL CORPORATE BONDS (Cost $69,729,322)		69,637,462

PREFERRED STOCKS – 15.3%	Shares	Value
Banks - 1.0%
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual Maturity (Callable 09/01/2027) (c)	4,353	109,652
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. SOFR + 3.82%, Perpetual Maturity (Callable 03/17/2027) (c)	26,807	643,368
Valley National Bancorp, Series B, 7.57% (3 mo. Term SOFR + 3.84%), Perpetual Maturity (Callable 12/30/2026)	10,128	254,010
		1,007,030

Capital Markets – 3.2%
DigitalBridge Group, Inc.	–	$–
Series I, 7.15%, Perpetual Maturity (Callable 10/01/2026) (b)	103,198	1,570,674
Series J, 7.13%, Perpetual Maturity (Callable 10/01/2026) (b)	59,188	916,230
Series H, 7.13%, Perpetual Maturity (Callable 10/01/2026)	42,811	645,590
		3,132,494
Diversified REITs - 0.5%
Global Net Lease, Inc., Series D, 7.50%, Perpetual Maturity (Callable 10/01/2026)	19,720	466,772

Financial Services - 1.6%
Compass Diversified Holdings	–	$–
Series A, 7.25%, Perpetual Maturity (Callable 10/01/2026)	3,826	75,716
Series B, 7.88% to 4/30/2028 then 3 mo. SOFR + 4.99%, Perpetual Maturity (Callable 04/30/2028) (c)	10,748	239,358
Series C, 7.88%, Perpetual Maturity (Callable 10/01/2026)	17,832	393,909
Merchants Bancorp, 7.63%, Perpetual Maturity (Callable 01/01/2030)	34,676	870,021
		1,579,004

Hotel & Resort REITs - 0.3%
Pebblebrook Hotel Trust, Series H, 5.70%, Perpetual Maturity (Callable 09/30/2026)	17,767	331,355

Industrial REITs - 0.4%
Innovative Industrial Properties, Inc., Series A, 9.00%, Perpetual Maturity (Callable 10/01/2026)	14,224	356,596

Insurance - 2.2%
Brighthouse Financial, Inc.	–	$–
Series A, 6.60%, Perpetual Maturity (Callable 10/01/2026)	26,014	374,341
Series B, 6.75%, Perpetual Maturity (Callable 10/01/2026)	54,157	796,649
Series C, 5.38%, Perpetual Maturity (Callable 10/01/2026)	66,001	778,152
Series D, 4.63%, Perpetual Maturity (Callable 12/25/2026)	20,000	203,800
		2,152,942
Mortgage REITs - 2.4%
ACRES Commercial Realty Corp., Series C, 9.77% (3 mo. Term SOFR + 5.93%), Perpetual Maturity (Callable 10/01/2026)	50,000	1,207,500
Franklin BSP Realty Trust, Inc., Series E, 7.50%, Perpetual Maturity (Callable 10/01/2026)	23,663	460,955
PennyMac Mortgage Investment Trust, Series C, 6.75%, Perpetual Maturity (Callable 09/30/2026)	13,557	249,177
Rithm Capital Corp., Series C, 9.03% (3 mo. Term SOFR + 5.23%), Perpetual Maturity (Callable 10/01/2026)	8,620	214,121
Two Harbors Investment Corp., Series A, 8.13% to 04/27/2027 then 3 mo. SOFR + 5.66%, Perpetual Maturity (Callable 04/27/2027) (c)	9,508	239,792
		2,371,545

Office REITs - 0.1%

Vornado Realty Trust, Series L, 5.40%, Perpetual Maturity (Callable 10/01/2026)	5,131	90,306

Oil, Gas & Consumable Fuels - 0.4%
Energy Transfer LP, Series I, 9.25%, Perpetual Maturity	33,334	380,674

Software - 3.0%
Strategy, Inc.	–	$–
10.00%, Perpetual Maturity	2,500	256,100
Series A, 10.00%, Perpetual Maturity	16,102	1,167,395
Series A., 12.00%, Perpetual Maturity (Callable 09/30/2026)	15,550	1,509,905
		2,933,400

Wireless Telecommunication Services - 0.2%
Telephone and Data Systems, Inc., Series VV, 6.00%, Perpetual Maturity (Callable 09/30/2026)	10,728	205,871
TOTAL PREFERRED STOCKS (Cost $15,025,454)		15,007,989

BABY BONDS(e) - 11.0%	Shares	Value
Banks - 0.7%
Flagstar Financial Trust V, 6.00%, 11/01/2051 (b)	15,583	635,786

Capital Markets - 0.2%
New Mountain Finance Corp., 8.25%, 11/15/2028 (Callable 10/01/2026)	8,466	214,105

Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc., 6.70%, 03/07/2043 (Callable 09/30/2026)	2,669	58,318

Consumer Finance - 0.6%
Navient Corp., 6.00%, 12/15/2043 (Callable 10/01/2026)	33,993	625,131

Health Care REITs - 1.0%
Diversified Healthcare Trust	–	$–
6.25%, 02/01/2046 (Callable 10/01/2026)	29,575	564,882
5.63%, 08/01/2042 (Callable 10/01/2026)	24,811	459,004
		1,023,886

Insurance - 1.2%
Brighthouse Financial, Inc., 6.25%, 09/15/2058 (Callable 10/01/2026)	54,482	858,636
Unum Group, 6.25%, 06/15/2058 (Callable 10/01/2026)	14,657	313,807
		1,172,443

Mortgage REITs - 3.6%
Adamas Trust, Inc., 9.13%, 07/01/2029 (Callable 09/30/2026)	18,781	475,347
AGNC Investment Corp., Series H, 8.75%, Perpetual Maturity (Callable 10/15/2030)	9,321	239,177
Angel Oak Mortgage REIT, Inc., 9.50%, 07/30/2029 (Callable 09/30/2026)	8,994	226,919
Chimera Investment Corp., 9.00%, 05/15/2029 (Callable 10/01/2026)	9,326	234,502
MFA Financial, Inc., 8.88%, 02/15/2029 (Callable 10/01/2026)	14,761	373,453
Redwood Trust, Inc.	–	$–
9.75%, 06/01/2031 (Callable 06/01/2028) (d)	69,000	1,621,500
9.00%, 09/01/2029 (Callable 10/01/2026)	8,976	219,104
TPG Mortgage Investment Trust, Inc.	–	$–
9.50%, 05/15/2029 (Callable 10/01/2026)	3,087	78,070
9.50%, 02/15/2029 (Callable 10/01/2026)	1,850	46,935
		3,515,007

Telecommunications Resellers - 3.6%
Qwest Corp.	–	$–

6.50%, 09/01/2051 (Callable 09/30/2026) (b)	99,426		1,659,420
6.75%, 06/15/2052 (Callable 09/30/2026) (b)	106,896		1,845,025
			3,504,445
TOTAL BABY BONDS (Cost $10,786,894)			10,749,121

EXCHANGE TRADED FUNDS - 1.0%	Shares		Value
iShares iBoxx USD High Yield Corporate Bond ETF	6,059		483,569
State Street SPDR Bloomberg High Yield Bond ETF	4,810		462,049
TOTAL EXCHANGE TRADED FUNDS (Cost $944,471)			945,618

SHORT-TERM INVESTMENTS - 2.6%	Shares		Value
Money Market Funds – 2.6%
First American Government Obligations Fund - Class X, 3.59% (f)	1,280,714		1,280,714
First American Treasury Obligations Fund - Class X, 3.60% (f)	1,280,714		1,280,714
TOTAL SHORT-TERM INVESTMENTS (Cost $2,561,428)			2,561,428

TOTAL INVESTMENTS - 101.0% (Cost $99,047,569)			98,901,618
Liabilities in Excess of Other Assets - (1.0)%		(0.00974)	(954,096)
TOTAL NET ASSETS - 100.0%			$ 97,947,522

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
ETF – Exchange Traded Fund LLC – Limited Liability Company LP – Limited Partnership PLC – Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $42,689,805 or 43.6% of the Fund’s net assets.

(b)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of August 31, 2026 was $49,540,104.
(c)	This security has a fixed-to variable rate feature.
(d)	All or a portion of this security has been committed as collateral for fixed income and preferred securities. The total value of assets committed as collateral as of August 31, 2026 was $13,061,105.
(e)	Baby bonds are preferred stocks which have been deemed to be fixed income securities based upon certain intrinsic characteristics.
(f)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Infrastructure Capital Bond Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ —	$ 69,637,462	$ –	$ 69,637,462
Preferred Stocks	15,007,989	–	–	15,007,989
Baby Bonds	10,749,121	–	–	10,749,121
Exchange Traded Funds	945,618	–	–	945,618
Money Market Funds	2,561,428	–	–	2,561,428
Total Investments	$ 29,264,156	$ 69,637,462	$ –	$ 98,901,618

As of the period ended August 31, 2026, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s
Schedule of Investments for further information on the classification of investments.